FINANCIAL INSTRUMENTS - RISK MANAGEMENT	6 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

13.    FINANCIAL INSTRUMENTS – RISK MANAGEMENT

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of December 31, 2019 and June 30, 2019.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2019	06/30/2019	12/31/2019	06/30/2019
Cash and cash equivalents	5,080,613	3,450,873	5,488,245	—
Other financial assets	4,703,869	4,703,688	649,199	356,233
Trade receivables	77,760,561	59,236,377	—	—
Other receivables (*)	2,286,405	1,566,732	—	—
Total	89,831,448	68,957,670	6,137,444	356,233

(*)Advances expenses and tax balances are not included.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2019	06/30/2019	12/31/2019	06/30/2019
Trade Payables and other payables	55,808,808	41,031,148	—	—
Borrowings	111,165,575	103,556,730	—	—
Employee benefits and social security	4,863,156	5,357,218	—	—
Financed payment - Acquisition of business	—	2,826,611	—	—
Warrants	—	—	1,302,524	2,861,511
Total	171,837,539	152,771,707	1,302,524	2,861,511

Financial instruments measured at fair value

Measurement at fair value at 12/31/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	649,199	—	—
US Treasury bills	5,488,245	—	—

Financial liabilities valued at fair value
Private warrants	—	—	1,302,524

Measurement at fair value at 06/30/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	356,233	—	—

Financial liabilities valued at fair value
Private warrants	—	—	2,861,511

Estimation of fair value

The fair value of marketable securities and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The model and inputs used to value the Private warrants at its fair value is mentioned in Note 5.16. The sensitivity analysis was based on a 5% change in the volatility of instrument. These change in isolation would have increased / decreased the amount of the financial liability by $2.3 million and $0.6 million if the volatility was 34.14% or 24.14%, respectively.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer.

There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, certain other financial assets, trade payables and other payables, borrowings, employee benefits and social security and financed payments.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 5.11).